Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
A reconciliation between basic and diluted earnings per share is as follows (in thousands, except per share data):

	Year Ended December 31,
	2019	2018	2017
Net Income attributable to Royal Caribbean Cruises Ltd. for basic and diluted earnings per share	$1,878,887	$1,811,042	$1,625,133
Weighted-average common shares outstanding	209,405	210,570	214,617
Dilutive effect of stock-based awards	525	984	1,077
Diluted weighted-average shares outstanding	209,930	211,554	215,694
Basic earnings per share	$8.97	$8.60	$7.57
Diluted earnings per share	$8.95	$8.56	$7.53
There were no antidilutive shares for the years ended December 31, 2019, 2018 and 2017.